Investment Strategy	Mar. 01, 2026
CIBC Atlas Disciplined Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and other instruments that have economic characteristics similar to equity securities. The Fund invests primarily in equity securities of U.S. and foreign issuers, and it may invest up to 25% of its net assets in foreign securities. The principal type of equity securities in which the Fund invests is common stock.

The Fund may invest in the securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers. The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2025, the market capitalization range for the Russell 1000® Index was approximately $1.3 billion to $4.5 trillion.

The Fund normally invests in securities that generate strong cash flow and are available at attractive valuations. The Fund’s portfolio managers will be opportunistic with regard to the prices the Fund will pay for new investments and at which it will terminate positions.

In choosing securities, the Fund’s portfolio managers emphasize a bottom-up, fundamental stock selection investment strategy that focuses on issuers that can consistently deliver strong cash flow growth and return on invested capital. The portfolio managers also look to invest in securities of issuers with a proven track record of solid business execution because they believe that such a history is an indication of the value of the underlying franchise or market position. These issuers typically have a proprietary product or business approach that allows them to be leaders within their respective industries. In addition, the portfolio managers emphasize diversification in terms of sector exposure.

The Fund’s portfolio managers consider selling a stock when its fundamental business prospects deteriorate, its ability to generate cash deteriorates, or when they think the stock is too expensive based on cash flow valuation metrics. In response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this Prospectus. The Fund may also invest in securities and other investments not described in this Prospectus. Such investments will not constitute principal investment strategies of the Fund.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and other instruments that have economic characteristics similar to equity securities.
CIBC Atlas Mid Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a mid-capitalization company is a company with a market capitalization of between $4 billion and $65 billion at the time of initial purchase. While the Fund expects to invest primarily in common stock, it may also invest in other equity securities, including preferred stock, convertible securities and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities, including ADRs.

In selecting securities for the Fund, the Adviser utilizes a bottom-up, fundamental selection process that focuses on identifying companies across various sectors that can deliver consistently strong earnings growth, free cash flow growth and above average return on equity. The Adviser looks for a proven history of growth in the companies in which the Fund invests, because the Adviser believes that it is indicative of the value of the company’s underlying franchise or market position, and companies with such a history typically have a proprietary product or business approach that allows them to be leaders within their respective industries.

The Fund intends to buy and hold securities of companies for the long-term, and seeks to limit portfolio turnover. The Fund may sell a security, however, when a company’s fundamental business prospects or ability to generate cash deteriorates, its capitalization exceeds the upper range of capitalizations of companies in the Fund’s benchmark index, its management becomes less stable or it becomes overvalued, or when more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies.
CIBC Atlas Income Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in income producing securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund invests in a combination of common stock, preferred stock, convertible securities, fixed income securities (including corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and money market instruments), and other investment companies (including exchange-traded funds (“ETFs”) and closed-end investment companies (“closed-end funds”)). The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”). The Fund focuses on companies with market capitalizations within the range of the Russell 1000® Index during the prior year, but may invest in companies not included in the Index. As of December 31, 2025, the market capitalization range for the Russell 1000® Index was approximately $1.3 billion to $4.5 trillion. The Fund may invest without limit in securities of any credit quality, including securities that are rated below investment grade (“high yield” or “junk” bonds) and those in default. The Fund may also invest up to 25% of its assets in the sale (writing) of covered call or put options on common stocks to generate additional income and reduce volatility.

In selecting securities for the Fund, the Adviser utilizes a bottom-up, fundamental selection process that focuses on identifying companies across various sectors that are attractively valued and can deliver consistently strong free cash flow growth and above average return on equity. The Adviser looks for a proven history of solid business execution in the companies in which the Fund invests, because the Adviser believes that it is indicative of the value of the company’s underlying franchise or market position, and companies with such a history typically have a proprietary product or business approach that allows them to be leaders within their respective industries. Based on an assessment of relative and absolute attractiveness, an investment may be made in a company’s common stock, preferred stock, and/or debt.

The Fund intends to buy and hold securities of companies for the long-term, and seeks to limit portfolio turnover. The Fund may sell a security, however, when a company’s fundamental business prospects or ability to generate cash deteriorates, its management becomes less stable or it becomes overvalued, or when more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in income producing securities.
CIBC ATLAS ALL CAP GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. Under normal conditions, the Fund may invest up to 100% of its net assets in common stocks, and may also invest in preferred stocks, of U.S. companies. Additionally, the Fund may invest up to 30% of its net assets in securities of “foreign issuers.” “Foreign issuers” include non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of American Depositary Receipts (“ADRs”); or (c) who are organized and headquartered outside the United States but whose securities are publicly traded on a U.S. exchange. The Fund may invest up to 25% of its net assets in securities of “foreign issuers” located in emerging markets. “Emerging markets” are less developed countries as defined by the investment community and included in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM”) or that are publicly announced to be added to the MSCI EM.

Under normal market conditions, the Adviser uses a bottom-up, fundamental investment approach that focuses on identifying quality growth companies. This approach begins with the Adviser identifying an initial universe of securities based on the Adviser’s proprietary analysis.

In assessing whether a company is a quality growth company, the Adviser may consider, among other things, whether such company has sustainable competitive advantages and highly visible future growth potential, including internal revenue growth, large market opportunities and simple business models, and shows strong cash flow generation and high return on invested capital. The Adviser utilizes proprietary research and a rigorous qualitative and quantitative investment process.

The Fund’s investment strategy focuses on identifying stocks within multiple industry groups. Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase common stocks that have stronger performance relative to other common stocks. The Adviser may sell the Fund’s investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund may invest up to 100% of its net assets in common stocks, and may also invest in preferred stocks, of U.S. companies.
CIBC ATLAS EQUITY INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund may invest include common stocks, preferred stocks, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”) and convertible securities. The Fund may invest in securities of companies of any market capitalization, including micro-capitalization. A REIT is a security of a company that invests in real estate, either through real estate property, mortgages and similar real estate investments, or all of the foregoing. MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.

The Fund may also invest up to 30% of its net assets in securities of “foreign issuers.” “Foreign issuers” include non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of American Depositary Receipts (“ADRs”); or (c) who are organized and headquartered outside the United States but whose securities are publicly traded on a U.S.

exchange. The Fund may invest up to 25% of its net assets in securities of “foreign issuers” located in emerging markets. “Emerging markets” are less developed countries as defined by the investment community and included in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM”) or that are publicly announced to be added to the MSCI EM. From time to time, the Fund may focus its investments in a particular sector, such as the information technology or financials sector.

The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. The Fund’s investment strategy focuses on identifying stocks within multiple industry groups. The Fund seeks to generate current income while also providing capital appreciation. The Fund has wide flexibility in the types of securities used to generate a current income yield. Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase dividend-paying and non-dividend-paying common stocks that have stronger performance relative to other dividend-paying and non-dividend-paying common stocks. The Adviser may sell the Fund’s investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes, in equity securities.
CIBC ATLAS INTERNATIONAL GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. issuers and common stocks and American Depositary Receipts (“ADRs”), including unsponsored ADRs, of foreign issuers without regard to market capitalizations. “Foreign issuers” means non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of ADRs; or (c) who are organized and headquartered outside the United States but whose securities are publicly traded on a U.S. exchange. The Fund typically invests in securities of issuers domiciled in at least three non-U.S. countries, with at least 40% of the Fund’s net assets invested in securities of foreign issuers. The Fund’s investments in securities of foreign issuers may include securities of issuers located in emerging markets. Emerging markets are less developed countries as defined by the investment community and represented in the Morgan Stanley Capital International Emerging Markets Index. The Fund may also invest in real estate investment trusts (“REITs”), with a focus on office, industrial and residential REITs.

The Fund will generally hold between 40-70 stocks of companies that the Adviser identifies as having superior quality and growth characteristics. The Adviser’s investment approach categorizes each stock into one of three groups, “Quality Compounders,” “Emerging Growers” and “Risk Mitigators.” Quality Compounders include companies that, based on the Adviser’s evaluation, have long track records, low volatility in their revenue and earnings streams, an advantageous market position over competition, and high returns on capital. Emerging Growers include growth companies the Adviser considers to have unique business models with large unaddressed target markets or novel products or services that can rapidly take market share. Risk Mitigators include companies that the Adviser believes investors traditionally do not consider to be growth companies but that still demonstrate superior quality and growth characteristics relative to their peer group.

In selecting investments to buy for the Fund, the Adviser utilizes a quality growth style that incorporates elements of quantitative and fundamental investing. The Adviser’s quantitative investment model is first used as a tool to identify potential investment opportunities for further analysis and review. The Adviser’s fundamental analysis is then used to select from the pool of identified investment opportunities and construct a portfolio with the objective of generating alpha (i.e., outperformance) and reducing the Fund’s risk of loss. The Adviser’s fundamental analysis, along with an evaluation of the positive return potential versus the negative return potential of each of the Fund’s holdings, is also used to monitor the Fund’s portfolio and find what the Adviser considers to be the most attractive equity holdings in each major country or region in international markets, as defined by the benchmark.

In evaluating the potential sale of a security, the Adviser’s portfolio management team will review corporate progress relative to the team’s fundamental investment case, in addition to monitoring the price movement and valuation of the security. Portfolio holdings are also reviewed for upside or downside relative to the Adviser’s target prices for a given company. The portfolio management team may then sell a holding when it determines that such company’s fundamental business prospects have deteriorated.